Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
Schedule of Inventories, Net

Inventories, net consisted of the following:

	As of December 31,
	2024	2023
Smart electric vehicles	$1,313	$175
Vehicles in production	—	6,545
Auto parts and other materials	1,110	1,050
Total	$2,423	$7,770